INCOME TAXES (Schedule of Deferred Tax Liabilities) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred tax liabilities:
Derivative assets		$ (62,285)
Intangible assets	(956,099)	(1,769,508)
Analysis as:
Current	(518,592)	(786,358)
Non-current	(437,507)	(1,045,435)
Total deferred tax liabilities	$ (956,099)	$ (1,831,793)